Annual Principal Payments on Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
2016	$ 6,175
2017	20,122
2018	113
2019	42
2020	19
Thereafter	59
Federal home loan bank, advances	$ 26,530	$ 26,719